Document And Entity Information	Mar. 15, 2021
Document Information [Line Items]
Entity, Registrant Name	ROCKY BRANDS, INC.
Document, Type	8-K/A
Document, Period End Date	Mar. 15, 2021
Entity, Incorporation, State or Country Code	OH
Entity, File Number	001-34382
Entity, Tax Identification Number	31-1364046
Entity, Address, Address Line One	39 East Canal Street
Entity, Address, City or Town	Nelsonville
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	45764
City Area Code	740
Local Phone Number	753-1951
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RCKY
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	8-K/A for Acquisition
Amendment Flag	true
Entity, Central Index Key	0000895456